Business Combination and Goodwill - Schedule of Fair Values of the Identifiable Assets and Liabilities (Details) - Dec. 02, 2024 - Ace Vision Group [Member]	HKD ($)	USD ($)
Business Combination [Line Items]
Account Receivables	$ 100,000	$ 12,848
Cash	88,076	11,316
Accounts payables	(30,000)	(3,854)
Tax payable	(21,703)	(2,788)
Other payables	(27,300)	(3,508)
Foreign exchange difference		2,071
Total identifiable net assets at fair value	109,073	16,085
Goodwill	6,101,447	783,915
Purchase consideration settled by cash	$ 6,210,520	$ 800,000